Short-Term Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Short-term Debt [Line Items]
Short term bank borrowings outstanding	¥ 9,000		¥ 500,000		$ 1,412
Short term debt weighted average weighted average rate of interest over time	5.03%	5.03%	4.39%	4.55%
Interest expense	¥ 40	$ 6	¥ 8,367	¥ 39,996
Beijing Bang Li De Network Technology Co., Ltd [Member]
Short-term Debt [Line Items]
Short term bank borrowings outstanding	¥ 9,000